Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to the Leases ¥ in Thousands, $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)
Schedule of Supplemental Balance Sheet Information Related to the Leases [Abstract]
ROU assets	¥ 1,419,406	$ 200,198	¥ 1,490,009
Operating lease liabilities – current	106,325	14,996	104,905
Operating lease liabilities – non-current	¥ 1,404,973	$ 198,163	¥ 1,461,255
Weighted-average remaining lease term	13 years 1 month 13 days	13 years 1 month 13 days	12 years 7 months 20 days
Weight-average discount rate	4.11%	4.11%	4.11%